Derivatives (Net Derivative Gains Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of Net Derivatives Gains (Losses)
Derivatives and hedging gains (losses)	$ (4,029)	$ (153)	$ 870
Embedded derivatives gains (losses)	(1,741)	(344)	(576)
Total net derivative gains (losses)	$ (5,770)	$ (497)	$ 294